Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator 1:
Net loss	$ (74,055)	$ (11,965)	$ (25,905)	$ (22,964)
Accretion of senior preferred stock to redemption value	(139,237)	(6,568)	(11,372)	10,400
Accretion of noncontrolling interest put option to redemption value	(285)	(467)	(567)
Net loss attributable to common stockholders	$ (213,577)	$ (19,000)	$ (37,844)	$ (12,564)
Denominator 1:
Weighted average common shares outstanding - basic	2,161,848	2,147,064	2,149,182	2,120,200
Weighted average common shares outstanding - diluted	2,161,848	2,147,064	2,149,182	2,120,200
Net loss per share, basic	$ (98.79)	$ (8.85)	$ (17.61)	$ (5.93)
Net loss per share, diluted	$ (98.79)	$ (8.85)	$ (17.61)	$ (5.93)